Financial Risks - Summary of Breakdown of Quality of Available-for-sale (AFS) ABS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	€ 139,711	€ 159,510
Asset backed securities [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	4,314	6,188
Asset backed securities [member] | Aegon US, NL and UK [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	4,242	6,156
Total fair value	4,314	6,188
Asset backed securities [member] | Aegon US, NL and UK [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2,357	3,495
Asset backed securities [member] | Aegon US, NL and UK [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	503	992
Asset backed securities [member] | Aegon US, NL and UK [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,029	1,153
Asset backed securities [member] | Aegon US, NL and UK [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	238	296
Asset backed securities [member] | Aegon US, NL and UK [member] | Less than BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	114	220
Asset backed securities [member] | Aegon US, NL and UK [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	219	575
Total fair value	229	589
Asset backed securities [member] | Aegon US, NL and UK [member] | Credit cards [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	170	482
Asset backed securities [member] | Aegon US, NL and UK [member] | Credit cards [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	19	28
Asset backed securities [member] | Aegon US, NL and UK [member] | Credit cards [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost		35
Asset backed securities [member] | Aegon US, NL and UK [member] | Credit cards [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	30	30
Asset backed securities [member] | Aegon US, NL and UK [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	292	375
Total fair value	292	374
Asset backed securities [member] | Aegon US, NL and UK [member] | Autos [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	226	277
Asset backed securities [member] | Aegon US, NL and UK [member] | Autos [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost		9
Asset backed securities [member] | Aegon US, NL and UK [member] | Autos [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	64	46
Asset backed securities [member] | Aegon US, NL and UK [member] | Autos [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2	42
Asset backed securities [member] | Aegon US, NL and UK [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	70	118
Total fair value	74	116
Asset backed securities [member] | Aegon US, NL and UK [member] | Small business loans [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost		1
Asset backed securities [member] | Aegon US, NL and UK [member] | Small business loans [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	3	7
Asset backed securities [member] | Aegon US, NL and UK [member] | Small business loans [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	6	6
Asset backed securities [member] | Aegon US, NL and UK [member] | Small business loans [member] | Less than BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	62	104
Asset backed securities [member] | Aegon US, NL and UK [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2,265	3,493
Total fair value	2,281	3,504
Asset backed securities [member] | Aegon US, NL and UK [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,467	2,108
Asset backed securities [member] | Aegon US, NL and UK [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	407	790
Asset backed securities [member] | Aegon US, NL and UK [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	224	368
Asset backed securities [member] | Aegon US, NL and UK [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	120	134
Asset backed securities [member] | Aegon US, NL and UK [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member] | Less than BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	46	94
Asset backed securities [member] | Aegon US, NL and UK [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,395	1,596
Total fair value	1,438	1,606
Asset backed securities [member] | Aegon US, NL and UK [member] | ABSs - other [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	494	627
Asset backed securities [member] | Aegon US, NL and UK [member] | ABSs - other [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	76	165
Asset backed securities [member] | Aegon US, NL and UK [member] | ABSs - other [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	738	697
Asset backed securities [member] | Aegon US, NL and UK [member] | ABSs - other [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	81	85
Asset backed securities [member] | Aegon US, NL and UK [member] | ABSs - other [member] | Less than BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	€ 6	€ 22